Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	June 30, 2020	December 31, 2019
Accounts receivable	$38,540	$66,535
Less: Allowance for doubtful accounts	-	-
Total accounts receivable, net	$38,540	$66,535